INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated amortization	$ (2,117,829)	$ (1,503,926)
Intangible assets, net	14,252,575	6,758,316
Patents [Member]
Intangible assets, gross	1,347,307	1,115,004
Licensed software [Member]
Intangible assets, gross	5,610,459	6,067,218
Software Development [Member]
Intangible assets, gross	$ 9,412,638	$ 1,080,020